Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2024
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES

NOTE 13 - SALES AND MARKETING EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022

Payroll and related benefits (including share-based compensation)	2,639	2,239	1,599
Consulting and professional services	2,518	987	566
Travel	426	354	274
Advertising and promotion expenses	32	92	74
Sales commissions	96	49	13
Conferences	286	323	301
Others	299	393	377
	6,296	4,437	3,204